Business Acquisitions (Tables)	6 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Schedule of Purchase Price of Each Transaction

The Board and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. The details of each transaction are as follows:

(US $ in thousands)	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015
Purchase consideration (1)	$12,863	$41,186
Less: Fair value of net assets acquired:
Vessel and equipment (2)	115,000	103,389
Cash	4,744	4,343
Inventories	144	—
Others current assets	188	25
Amounts due from related parties	1	935
Long-term debt	(84,275)	(64,470)
Long-term debt from related parties	(20,253)	—

Derivatives liabilities	—	(802)
Trade accounts payable	(94)	(4)
Accrued expenses	(1,555)	(335)
Prepaid charter and deferred revenue	(762)	(442)
Amounts due to related parties	(275)	(1,453)

Sub total	12,863	41,186

Difference between the purchase price and fair value of net assets acquired	$—	$—
Goodwill	—	—
Difference between the purchase price and allocated values	$—	$—

(1)	The purchase price is comprised of the following:

(US $ in thousands)	Final Ingrid Knutsen October 15, 2015	Final Dan Sabia June 15, 2015
Cash consideration paid to KNOT	$10,472	$38,531
Purchase price adjustments	2,391	2,655

Total purchase consideration	$12,863	$41,186

(2) Vessels and equipment includes allocation to dry docking for the Ingrid Knutsen of $1,263 and for the Dan Sabia of $389.

Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2015, giving effect to the Partnership’s acquisition and financing of the Dan Sabia as if this acquisition had taken place on January 1, 2015.

(US $ in thousands)	Six Months Ended June 30, 2015
Revenue	$77,702
Net income	15,038